Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2020
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Inventories Related to Real Estate Business
12.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$9,983	$625,791	$22,286
Construction in progress	9,619,217	11,058,328	393,815
Land held for construction	1,787,526	1,787,526	63,659

	$11,416,726	$13,471,645	$479,760

Construction in progress is mainly located on Hutai Road in Shanghai, China and Lidu Road in Kun Shan, China. The capitalized borrowing costs for the years ended December 31, 2018, 2019 and 2020 are disclosed in Note 25.

As of December 31, 2019 and 2020, inventories related to real estate business of NT$11,416,726 thousand and NT$13,471,645 thousand (US$479,759 thousand), respectively, are expected to be recovered longer than twelve months.

Refer to Note 36 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.